INCOME TAXES - Reconciliation of income tax expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INCOME TAXES
Domestic statutory tax rate (in percent)	26.60%	26.70%	26.80%
Income taxes at domestic statutory tax rate	$ 218.0	$ 188.7	$ 236.7
(Reduction) increase resulting from:
Effect of non-deductible charges, non-taxable income and differences between current and future tax rates	(0.4)	(1.2)	(48.5)
Change in benefit arising from the recognition of current and prior year tax losses		(18.5)	(47.0)
Other	(2.1)	(1.5)	(0.2)
Income taxes	$ 215.5	$ 167.5	$ 141.0